Leases - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 54.0	$ 50.8
Lease liabilities	35.2	43.5	$ 41.8
Current lease liabilities	12.9	15.5
Non-current lease liabilities	22.3	28.0
Lease liabilities	54.0	50.8
Current lease liabilities	12.9	15.5
Non-current lease liabilities	22.3	28.0
Lease liabilities	35.2	43.5	$ 41.8
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	11.7	19.6
Lease liabilities	11.7	19.6
2 - 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	17.4	20.0
Lease liabilities	17.4	20.0
4 - 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	9.7	9.6
Lease liabilities	9.7	9.6
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	15.2	1.6
Lease liabilities	$ 15.2	$ 1.6